Goodwill and Intangibles - Schedule of Future Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
2018		$ 311
2018 remaining	$ 230
2019	274	274
2020	244	244
2021	172	172
2022	129	129
Thereafter	308	308
Total	$ 1,357	$ 1,438